UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23122
American Funds Emerging Markets Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class A | EBNAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93% *

*Annualized
Key fund statistics
Fund net assets ( in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class C | EBNCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.69% *

*Annualized
Key fund statistics
Fund net assets ( in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class T | TEBMX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.69% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-1 | EBNEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 47	0.94% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-2 | EBNFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 32	0.65% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-3 | EBNGX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.55% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-A | CBNAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 48	0.96% *

*Annualized
Key fund statistics
Fund net assets ( in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-C | CBNCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.72% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-E | CBNEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 58	1.17% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-T | TMEBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 37	0.74% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-1 | CBNFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 38	0.77% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-2 | FEBMX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 33	0.67% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-3 | FMEBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.62% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-1 | REGAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 76	1.54% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2 | REGBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 76	1.53% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2E | REGHX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.13% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-3 | REGCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 59	1.19% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-4 | REGEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 44	0.89% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5E | REGJX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 34	0.68% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5 | REGFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 29	0.58% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-114-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-6 | REGGX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.55% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-114-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Emerging Markets Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-114-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 87.29%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 67.90%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD350	$313
Abu Dhabi (Emirate of) 3.125% 9/30/2049	8,897	6,225
Abu Dhabi (Emirate of) 5.50% 4/30/2054[1]	4,225	4,296
Albania (Republic of) 5.90% 6/9/2028	EUR4,140	4,574
Albania (Republic of) 5.90% 6/9/2028	1,400	1,547
Angola (Republic of) 8.25% 5/9/2028	USD1,800	1,696
Angola (Republic of) 8.00% 11/26/2029	5,240	4,724
Angola (Republic of) 8.00% 11/26/2029[1]	1,500	1,352
Angola (Republic of) 8.75% 4/14/2032	11,985	10,637
Angola (Republic of) 8.75% 4/14/2032[1]	500	444
Angola (Republic of) 9.125% 11/26/2049	6,480	5,330
Argentine Republic 0.50% 7/9/2029	EUR65	38
Argentine Republic 1.00% 7/9/2029	USD1,290	742
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	42,260	23,898
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[2]	23,130	9,745
Argentine Republic 0% 12/15/2035	600	16
Argentine Republic 3.00% 1/9/2038 (3.75% on 7/9/2024)[2]	EUR978	445
Asian Development Bank 6.20% 10/6/2026	INR193,800	2,294
Azerbaijan (Republic of) 3.50% 9/1/2032	USD1,610	1,377
Benin (Republic of) 4.875% 1/19/2032	EUR2,500	2,250
Benin (Republic of) 7.96% 2/13/2038[1]	USD430	401
Benin (Republic of) 7.96% 2/13/2038	400	373
Brazil (Federative Republic of) 0% 7/1/2024	BRL5,000	894
Brazil (Federative Republic of) 10.00% 1/1/2025	10,600	1,889
Brazil (Federative Republic of) 0% 7/1/2025	7,123	1,145
Brazil (Federative Republic of) 0% 1/1/2026	40,300	6,112
Brazil (Federative Republic of) 10.00% 1/1/2027	40,420	6,959
Brazil (Federative Republic of) 10.00% 1/1/2029	175,291	29,183
Brazil (Federative Republic of) 0% 1/1/2030	130,100	12,291
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,151
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL102,886	16,633
Brazil (Federative Republic of) 6.00% 8/15/2032[3]	23,596	4,105
Brazil (Federative Republic of) 10.00% 1/1/2033	100,068	15,893
Brazil (Federative Republic of) 6.125% 3/15/2034	USD1,000	963
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	BRL198,917	33,545
Bulgaria (Republic of) 4.50% 1/27/2033	EUR1,710	1,906
Bulgaria (Republic of) 4.50% 1/27/2033	800	892
Chile (Republic of) 2.30% 10/1/2028	CLP765,000	706
Chile (Republic of) 4.85% 1/22/2029	USD995	985
Chile (Republic of) 1.90% 9/1/2030[3]	CLP8,022,393	8,028
Chile (Republic of) 6.00% 4/1/2033	3,605,000	3,811
Chile (Republic of) 5.30% 11/1/2037	2,950,000	2,895
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,578
Chile (Republic of) 4.34% 3/7/2042	3,400	2,939
Chile (Republic of) 4.00% 1/31/2052	200	155
China (People’s Republic of), Series INBK, 2.26% 2/24/2025	CNY8,650	1,196
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	10,810	1,515
China (People’s Republic of), Series INBK, 2.85% 6/4/2027	15,300	2,168
China (People’s Republic of), Series 2216, 2.50% 7/25/2027	2,000	280
China (People’s Republic of), Series INBK, 2.40% 7/15/2028	4,100	574
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,280
China (People’s Republic of), Series INBK, 2.69% 8/15/2032	9,450	1,345
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,277
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	26,570	4,272
China (People’s Republic of), Series INBK, 3.32% 4/15/2052	6,410	1,027
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	63,500	9,841
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	27,440	4,339
China (People’s Republic of), Series INBK, 2.35% 2/25/2034	37,200	5,161
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	9,590	1,375
China Development Bank Corp., Series 1905, 3.48% 1/8/2029	8,350	1,219
Colombia (Republic of) 4.50% 3/15/2029	USD241	220
Colombia (Republic of) 3.00% 1/30/2030	4,278	3,509
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,035

1	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 3.125% 4/15/2031	USD1,311	$1,036
Colombia (Republic of) 3.25% 4/22/2032	1,053	809
Colombia (Republic of) 8.00% 4/20/2033	4,560	4,730
Colombia (Republic of) 7.50% 2/2/2034	8,010	8,037
Colombia (Republic of) 8.00% 11/14/2035	4,350	4,483
Colombia (Republic of) 7.375% 9/18/2037	610	593
Colombia (Republic of) 5.625% 2/26/2044	261	201
Colombia (Republic of) 5.00% 6/15/2045	2,005	1,414
Colombia (Republic of) 5.20% 5/15/2049	1,750	1,237
Colombia (Republic of) 4.125% 5/15/2051	6,550	3,940
Colombia (Republic of) 8.75% 11/14/2053	1,900	2,003
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP58,034,700	11,778
Colombia (Republic of), Series B, 13.25% 2/9/2033	35,976,800	9,864
Colombia (Republic of), Series B, 7.25% 10/18/2034	6,949,100	1,317
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[3]	94,879	7,087
Colombia (Republic of), Series B, 9.25% 5/28/2042	63,172,800	12,700
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,615,200	567
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,380	1,348
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	2,430	2,353
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,689
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	4,200	3,776
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	872
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	8,200	7,363
Czech Republic 1.00% 6/26/2026	CZK9,070	365
Czech Republic 2.50% 8/25/2028	78,700	3,172
Czech Republic 0.95% 5/15/2030	97,220	3,500
Czech Republic 1.20% 3/13/2031	87,680	3,134
Czech Republic 1.75% 6/23/2032	10,300	372
Czech Republic 4.90% 4/14/2034	309,490	13,989
Czech Republic 1.95% 7/30/2037	156,940	5,199
Development Bank of Kazakhstan JSC 10.75% 2/12/2025	KZT85,750	179
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	613,500	1,224
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	218,500	436
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,826
Dominican Republic 6.875% 1/29/2026	USD1,900	1,924
Dominican Republic 5.95% 1/25/2027[1]	2,300	2,284
Dominican Republic 5.95% 1/25/2027	1,700	1,688
Dominican Republic 5.50% 2/22/2029[1]	1,420	1,375
Dominican Republic 5.50% 2/22/2029	500	484
Dominican Republic 4.50% 1/30/2030[1]	1,588	1,447
Dominican Republic 7.05% 2/3/2031[1]	665	685
Dominican Republic 13.625% 2/3/2033	DOP49,250	987
Dominican Republic 6.00% 2/22/2033[1]	USD805	781
Dominican Republic 10.75% 6/1/2036	DOP299,800	5,179
Dominican Republic 5.30% 1/21/2041	USD2,000	1,702
Dominican Republic 5.30% 1/21/2041[1]	887	755
Dominican Republic 5.875% 1/30/2060	4,355	3,706
Dominican Republic 5.875% 1/30/2060[1]	1,342	1,142
Dua Capital, Ltd. 1.658% 5/11/2026	1,500	1,400
Dua Capital, Ltd. 2.78% 5/11/2031	5,570	4,770
Egypt (Arab Republic of) 5.80% 9/30/2027	2,025	1,828
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	2,528	2,289
Egypt (Arab Republic of) 6.588% 2/21/2028	2,155	1,952
Egypt (Arab Republic of) 7.60% 3/1/2029	1,260	1,146
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	861
Egypt (Arab Republic of) 5.875% 2/16/2031	USD6,570	5,114
Egypt (Arab Republic of) 7.053% 1/15/2032	2,759	2,211
Egypt (Arab Republic of) 7.625% 5/29/2032	6,180	5,057
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	575	470
Egypt (Arab Republic of) 8.50% 1/31/2047	5,250	3,903
Egypt (Arab Republic of) 7.903% 2/21/2048	1,801	1,270
Egypt (Arab Republic of) 8.70% 3/1/2049	5,940	4,479
Egypt (Arab Republic of) 8.875% 5/29/2050	660	504
Egypt (Arab Republic of) 8.75% 9/30/2051	880	665
Egypt (Arab Republic of) 8.15% 11/20/2059	9,055	6,472
Egypt (Arab Republic of) 8.15% 11/20/2059[1]	1,300	929
Egypt (Arab Republic of) 7.50% 2/16/2061	6,770	4,554

American Funds Emerging Markets Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[4]	USD3,575	$2,592
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR212,200	2,499
European Bank for Reconstruction and Development 6.25% 4/11/2028	121,200	1,423
Export-Import Bank of India 5.50% 1/18/2033	USD1,400	1,412
Gabonese Republic 6.95% 6/16/2025	3,348	3,077
Gabonese Republic 6.625% 2/6/2031[1]	400	302
Gabonese Republic 7.00% 11/24/2031	11,600	8,758
Gabonese Republic 7.00% 11/24/2031[1]	1,820	1,374
Georgia (Republic of) 2.75% 4/22/2026[1]	1,975	1,816
Ghana (Republic of) 7.75% 4/7/2029[1,4]	1,900	973
Ghana (Republic of) 7.625% 5/16/2029[4]	490	249
Honduras (Republic of) 6.25% 1/19/2027	8,660	8,237
Honduras (Republic of) 6.25% 1/19/2027[1]	263	250
Honduras (Republic of) 5.625% 6/24/2030	10,186	8,709
Honduras (Republic of) 5.625% 6/24/2030[1]	2,285	1,954
Hungary (Republic of) 9.50% 10/21/2026	HUF275,000	790
Hungary (Republic of) 6.125% 5/22/2028[1]	USD1,770	1,804
Hungary (Republic of) 2.00% 5/23/2029	HUF508,750	1,118
Hungary (Republic of) 4.00% 7/25/2029	EUR2,490	2,646
Hungary (Republic of) 2.125% 9/22/2031	USD810	643
Hungary (Republic of) 6.25% 9/22/2032[1]	1,000	1,033
Hungary (Republic of) 5.375% 9/12/2033	EUR3,800	4,237
Hungary (Republic of) 5.50% 6/16/2034	USD1,000	971
Hungary (Republic of) 5.50% 3/26/2036[1]	5,165	4,968
Hungary (Republic of) 5.50% 3/26/2036	1,500	1,443
Hungary (Republic of), Series B, 5.50% 6/24/2025	HUF1,096,900	2,946
Hungary (Republic of) 1.00% 11/26/2025	947,430	2,384
Hungary (Republic of), Series A, 6.75% 10/22/2028	1,887,380	5,131
Hungary (Republic of), Series A, 3.25% 10/22/2031	1,388,890	3,031
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	2,566,090	6,073
India (Republic of) 7.10% 4/18/2029	INR37,000	445
India (Republic of) 6.54% 1/17/2032	633,320	7,381
India (Republic of) 7.18% 8/14/2033	400,230	4,843
India (Republic of) 7.18% 7/24/2037	938,200	11,387
India (Republic of) 7.06% 10/10/2046	50,000	600
India (Republic of) 7.72% 6/15/2049	200,000	2,589
India (Republic of) 7.16% 9/20/2050	12,000	146
India (Republic of) 6.67% 12/17/2050	61,500	707
India (Republic of) 7.30% 6/19/2053	392,000	4,851
Indonesia (Republic of) 3.50% 1/11/2028	USD1,400	1,325
Indonesia (Republic of) 4.65% 9/20/2032	2,040	1,969
Indonesia (Republic of) 5.25% 1/17/2042	2,200	2,164
Indonesia (Republic of) 7.125% 6/15/2043	IDR20,000,000	1,224
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	24,450,000	1,508
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	1,863
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR64,769,000	3,871
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	42,469,000	2,554
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	15,635,000	1,033
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	25,000,000	1,524
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	35,718,000	2,293
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	171,500,000	10,479
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	290,902,000	17,218
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	1,901
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	350,416,000	20,613
Indonesia (Republic of), Series 58, 8.25% 6/15/2032	40,712,000	2,667
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	100,000,000	6,248
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	174,027,000	10,583
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	19,400,000	1,147
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	478,625,000	28,370
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	45,362,000	3,027
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	113,080,000	7,138
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	49,024,000	3,271
Indonesia (Republic of), Series 92, 7.125% 6/15/2042	33,170,000	2,023
Indonesia Asahan Aluminium (Persero) PT 4.75% 5/15/2025	USD1,600	1,584
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	260	255
Inter-American Development Bank 7.00% 1/25/2029	INR400,000	4,776
International Bank for Reconstruction and Development 6.75% 9/8/2027	60,400	718

3	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR284,000	$3,389
International Bank for Reconstruction and Development 6.05% 2/9/2029	34,500	399
International Bank for Reconstruction and Development 6.75% 7/13/2029	471,600	5,584
International Finance Corp. 6.30% 11/25/2024	40,000	479
Israel (State of) 2.875% 3/16/2026	USD373	354
Israel (State of) 2.25% 9/28/2028	ILS1,750	425
Israel (State of) 3.75% 2/28/2029	5,437	1,395
Israel (State of) 2.75% 7/3/2030	USD3,035	2,565
Israel (State of) 1.30% 4/30/2032	ILS37,876	7,758
Israel (State of) 4.50% 1/17/2033	USD4,355	3,925
Israel (State of) 5.50% 3/12/2034	12,844	12,253
Israel (State of) 4.00% 3/30/2035	ILS17,700	4,327
Israel (State of) 5.75% 3/12/2054	USD3,420	3,082
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026	1,000	974
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	2,000	1,961
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030	1,556	1,397
Jordan (Hashemite Kingdom of) 7.375% 10/10/2047	2,136	1,823
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	1,500	1,477
Malaysia (Federation of) 4.18% 5/16/2044	MYR8,300	1,770
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	2,800	616
Malaysia (Federation of), Series 0115, 3.955% 9/15/2025	5	1
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	9,900	2,091
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	9,300	1,993
Malaysia (Federation of), Series 0513, 3.733% 6/15/2028	41,170	8,764
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	21,479	4,686
Malaysia (Federation of), Series 0119, 4.13% 7/9/2029	16,800	3,639
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	34,217	7,329
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	40,187	7,925
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	2,100	437
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	44,230	9,347
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	44,350	9,651
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	9,925	2,269
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	562	128
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	49,966	11,596
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	16,000	3,273
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	699	154
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	552
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	13,894	2,875
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	588
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD1,030	1,049
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	200	189
Mongolia (State of) 7.875% 6/5/2029	3,552	3,637
Morocco (Kingdom of) 5.95% 3/8/2028[1]	1,225	1,230
Mozambique (Republic of) 9.00% 9/15/2031	11,790	9,789
Namibia (Republic of) 5.25% 10/29/2025	3,400	3,347
Nigeria (Republic of) 7.875% 2/16/2032	6,830	5,915
Nigeria (Republic of) 7.696% 2/23/2038	19,632	15,267
Nigeria (Republic of) 8.25% 9/28/2051	8,835	6,788
Oman (Sultanate of) 5.625% 1/17/2028	1,000	1,000
Oman (Sultanate of) 4.875% 6/15/2030[1]	800	778
Oman (Sultanate of) 6.75% 1/17/2048	2,800	2,857
Panama (Republic of) 6.375% 7/25/2033[1]	5,768	5,521
Panama (Republic of) 6.40% 2/14/2035	7,960	7,561
Panama (Republic of) 6.875% 1/31/2036	6,035	5,908
Panama (Republic of) 8.00% 3/1/2038	8,930	9,426
Panama (Republic of) 4.50% 5/15/2047	1,350	937
Panama (Republic of) 4.50% 4/16/2050	3,300	2,227
Panama (Republic of) 4.30% 4/29/2053	820	528
Panama (Republic of) 6.853% 3/28/2054	1,200	1,102
Panama (Republic of) 4.50% 4/1/2056	5,413	3,517
Panama (Republic of) 7.875% 3/1/2057	1,485	1,549
Panama (Republic of) 3.87% 7/23/2060	8,566	4,905
Panama (Republic of) 4.50% 1/19/2063	4,604	2,954
Paraguay (Republic of) 5.00% 4/15/2026	154	152
Paraguay (Republic of) 4.95% 4/28/2031	430	412
Paraguay (Republic of) 5.60% 3/13/2048[1]	2,432	2,191
Peru (Republic of) 6.95% 8/12/2031	PEN747	199

American Funds Emerging Markets Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru (Republic of) 6.15% 8/12/2032	PEN6,752	$1,694
Peru (Republic of) 8.75% 11/21/2033	USD3,130	3,821
Peru (Republic of) 3.00% 1/15/2034	840	683
Peru (Republic of) 5.40% 8/12/2034	PEN21,577	4,940
Peru (Republic of) 5.40% 8/12/2034	3,039	696
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,839
Peru (Republic of) 2.78% 12/1/2060	1,615	908
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,000	919
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	735
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	175
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	167
Philippines (Republic of) 5.609% 4/13/2033	2,400	2,472
Philippines (Republic of) 2.95% 5/5/2045	1,000	693
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,065
Poland (Republic of) 5.75% 4/25/2029	PLN83,720	21,034
Poland (Republic of) 4.75% 7/25/2029	32,370	7,789
Poland (Republic of) 4.875% 10/4/2033	USD2,545	2,486
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN39,300	9,276
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	63,013	15,027
Poland (Republic of), Series 0728, 7.50% 7/25/2028	1,400	374
Poland (Republic of), Series 1030, 1.25% 10/25/2030	32,675	6,309
Poland (Republic of), Series 0432, 1.75% 4/25/2032	21,729	4,107
Poland (Republic of), Series 1033, 6.00% 10/25/2033	178,605	45,465
Qatar (State of) 4.00% 3/14/2029	USD2,330	2,259
Qatar (State of) 4.40% 4/16/2050[1]	2,300	2,016
Republika Srpska 4.75% 4/27/2026	EUR959	988
Romania 3.65% 7/28/2025	RON16,310	3,428
Romania 8.75% 10/30/2028	3,860	899
Romania 1.75% 7/13/2030	EUR3,400	2,979
Romania 5.375% 3/22/2031	5,186	5,521
Romania 2.124% 7/16/2031	2,100	1,814
Romania 5.25% 5/30/2032	5,700	5,956
Romania 2.00% 4/14/2033	830	668
Romania 6.375% 1/30/2034[1]	USD3,704	3,748
Romania 6.375% 1/30/2034	1,144	1,157
Romania 4.75% 10/11/2034	RON11,745	2,142
Romania 5.625% 5/30/2037	EUR10,985	11,362
Romania 7.625% 1/17/2053[1]	USD200	216
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,728
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	1,100	1,088
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	989
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[1]	3,178	3,105
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	808	790
Saudi Arabia (Kingdom of) 5.00% 1/16/2034[1]	4,000	3,932
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	3,200	3,146
Saudi Arabia (Kingdom of) 4.625% 10/4/2047	2,300	1,966
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	5,300	4,677
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	3,005	2,652
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	16,406	16,029
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	4,210	4,113
Saudi Arabia (Kingdom of) 3.45% 2/2/2061	2,100	1,379
Senegal (Republic of) 4.75% 3/13/2028	EUR2,960	2,936
Senegal (Republic of) 4.75% 3/13/2028	1,840	1,825
Senegal (Republic of) 6.25% 5/23/2033	USD900	757
Senegal (Republic of) 5.375% 6/8/2037	EUR5,955	4,656
Senegal (Republic of) 5.375% 6/8/2037	1,000	782
Senegal (Republic of) 6.75% 3/13/2048	USD5,300	3,839
Serbia (Republic of) 6.50% 9/26/2033[1]	3,319	3,371
Serbia (Republic of) 6.50% 9/26/2033	1,700	1,727
South Africa (Republic of) 5.875% 6/22/2030	1,920	1,828
South Africa (Republic of) 5.875% 4/20/2032	1,500	1,394
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,135
South Africa (Republic of) 11.625% 3/31/2053	ZAR106,200	5,663
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	138,975	7,013
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	52,800	2,434
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	130,044	6,236
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	980,520	45,634

5	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	ZAR119,630	$5,176
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	340,472	14,759
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	811,801	27,289
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	93,490	3,852
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	447,560	18,377
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	154,500	5,663
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW6,229,100	4,856
South Korea (Republic of), Series 4209, 3.25% 9/10/2042	1,820,440	1,321
Thailand (Kingdom of) 3.85% 12/12/2025	THB124,390	3,459
Thailand (Kingdom of) 1.00% 6/17/2027	196,053	5,130
Thailand (Kingdom of) 2.875% 12/17/2028	64,850	1,798
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,022
Thailand (Kingdom of) 3.775% 6/25/2032	66,986	1,974
Thailand (Kingdom of) 3.35% 6/17/2033	100,000	2,867
Thailand (Kingdom of) 1.60% 6/17/2035	41,249	1,001
Thailand (Kingdom of) 3.39% 6/17/2037	343,924	9,876
Thailand (Kingdom of) 3.30% 6/17/2038	45,019	1,278
Thailand (Kingdom of) 2.00% 6/17/2042	54,600	1,254
Thailand (Kingdom of) 3.45% 6/17/2043	108,510	3,040
Thailand (Kingdom of) 2.875% 6/17/2046	77,958	1,967
Thailand (Kingdom of) 2.75% 6/17/2052	18,757	447
Tunisia, Government of 5.75% 1/30/2025	USD1,000	952
Turkey (Republic of) 1.50% 6/18/2025[3]	TRY48,674	1,407
Turkey (Republic of) 12.60% 10/1/2025	861,432	19,904
Turkey (Republic of) 9.875% 1/15/2028	USD1,410	1,549
Turkey (Republic of) 17.30% 7/19/2028	TRY704,543	16,182
Turkey (Republic of) 9.125% 7/13/2030	USD1,400	1,528
Turkey (Republic of) 5.875% 6/26/2031	1,900	1,752
Turkey (Republic of) 6.50% 9/20/2033	1,310	1,233
Turkey (Republic of) 6.00% 1/14/2041	400	333
Turkey (Republic of) 4.875% 4/16/2043	7,150	5,075
Turkey (Republic of) 5.75% 5/11/2047	2,510	1,931
Ukraine 15.50% 10/2/2024	UAH4,271	85
Ukraine 12.70% 10/30/2024	1,880	37
Ukraine 19.50% 1/15/2025	42,224	847
Ukraine 7.75% 9/1/2027[4]	USD1,200	372
Ukraine 7.253% 3/15/2035[1,4]	1,225	356
Ukraine 7.253% 3/15/2035[4]	1,062	308
United Mexican States 0% 10/3/2024	MXN4,200	223
United Mexican States 4.50% 12/4/2025[3]	70,513	3,734
United Mexican States 8.50% 3/1/2029	42,000	2,155
United Mexican States 4.875% 5/19/2033	USD875	808
United Mexican States 6.35% 2/9/2035	1,740	1,754
United Mexican States 4.50% 11/22/2035[3]	MXN193,505	9,859
United Mexican States 6.00% 5/7/2036	USD1,110	1,083
United Mexican States 4.50% 1/31/2050	1,517	1,142
United Mexican States 6.338% 5/4/2053	3,992	3,774
United Mexican States 6.40% 5/7/2054	3,500	3,341
United Mexican States 3.771% 5/24/2061	5,411	3,329
United Mexican States 3.75% 4/19/2071	880	531
United Mexican States, Series M, 7.50% 6/3/2027	MXN87,745	4,465
United Mexican States, Series M20, 8.50% 5/31/2029	125,043	6,438
United Mexican States, Series M, 7.75% 5/29/2031	615,890	30,034
United Mexican States, Series S, 2.75% 11/27/2031[3]	48,783	2,233
United Mexican States, Series M, 7.50% 5/26/2033	67,900	3,197
United Mexican States, Series M, 7.75% 11/23/2034	203,083	9,561
United Mexican States, Series M30, 10.00% 11/20/2036	23,040	1,269
United Mexican States, Series M30, 8.50% 11/18/2038	145,600	7,059
United Mexican States, Series M, 7.75% 11/13/2042	16,950	747
United Mexican States, Series M, 8.00% 11/7/2047	4,773	213
United Mexican States, Series M, 8.00% 7/31/2053	564,182	24,917
United Mexican States, Series S, 4.00% 10/29/2054[3]	347,033	15,887
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[4]	USD155	23
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[4]	3,170	483
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[4]	2,293	328
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[4]	2,257	378

American Funds Emerging Markets Bond Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[4]	USD1,076	$175
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[4]	562	97
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[4]	377	56
			1,596,139
Corporate bonds, notes & loans 15.81%
Energy 4.42%
	3R Lux SARL 9.75% 2/5/2031[1]	1,420	1,491
	3R Lux SARL 9.75% 2/5/2031	598	628
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	9,900	8,888
	AI Candelaria (Spain), SLU 7.50% 12/15/2028	307	301
	AI Candelaria (Spain), SLU 5.75% 6/15/2033	2,350	1,903
	AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,250	1,822
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	3,025	3,171
	Borr IHC, Ltd. 10.375% 11/15/2030	585	613
	Cosan Luxembourg SA 7.50% 6/27/2030[1]	1,200	1,230
	Cosan Luxembourg SA 7.25% 6/27/2031[1]	1,200	1,215
	Ecopetrol SA 8.625% 1/19/2029	200	211
	Ecopetrol SA 8.875% 1/13/2033	1,730	1,788
	Ecopetrol SA 8.375% 1/19/2036	200	197
	Ecopetrol SA 5.875% 5/28/2045	457	328
	EIG Pearl Holdings SARL 3.545% 8/31/2036	5,800	4,986
	FORESEA Holding SA 7.50% 6/15/2030	639	595
	Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,343	2,678
	Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,450	1,102
	GeoPark, Ltd. 5.50% 1/17/2027	933	849
	Guara Norte SARL 5.198% 6/15/2034[1]	2,084	1,922
	Guara Norte SARL 5.198% 6/15/2034	580	535
	Kosmos Energy, Ltd. 7.125% 4/4/2026[5]	2,484	2,459
	Kosmos Energy, Ltd. 7.50% 3/1/2028[5]	1,600	1,528
	Modec Finance BV 7.84% 7/15/2026[5,6]	200	201
	MV24 Capital BV 6.748% 6/1/2034	3,431	3,281
	MV24 Capital BV 6.748% 6/1/2034[1]	1,357	1,297
	Oleoducto Central SA 4.00% 7/14/2027[1]	2,495	2,315
	Petroleos Mexicanos 7.19% 9/12/2024	MXN46,570	2,517
	Petroleos Mexicanos 7.19% 9/12/2024	36,639	1,980
	Petroleos Mexicanos 6.875% 10/16/2025	USD1,230	1,226
	Petroleos Mexicanos 6.875% 8/4/2026	2,489	2,439
	Petroleos Mexicanos 7.47% 11/12/2026	MXN272,518	13,245
	Petroleos Mexicanos 6.49% 1/23/2027	USD5,090	4,889
	Petroleos Mexicanos 6.84% 1/23/2030	2,300	2,026
	Petroleos Mexicanos 5.95% 1/28/2031	3,600	2,903
	Petroleos Mexicanos 6.70% 2/16/2032	6,580	5,513
	Petroleos Mexicanos 7.69% 1/23/2050	11,050	7,996
	Petroleos Mexicanos 6.95% 1/28/2060	5,765	3,818
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026[1]	500	489
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	185
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[1]	278	258
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,099
	Qatar Energy 3.125% 7/12/2041[1]	2,995	2,235
	Qatar Energy 3.30% 7/12/2051[1]	2,710	1,901
	Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	203
	Reliance Industries, Ltd. 3.625% 1/12/2052	250	175
	Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[1]	250	217
	Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	200	174
	Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	400	270
	Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	200	140
	Tullow Oil PLC 10.25% 5/15/2026	600	570
			104,002

7	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials 2.75%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[2]	EUR2,800	$2,598
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	300	323
	Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[2]	USD6,380	5,939
	Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	2,955	2,751
	Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028[1]	1,500	1,452
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	6,856	6,080
	Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	1,750	1,665
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	1,470	1,441
	BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	5,626	5,220
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,740	1,795
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	1,000	1,031
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	226
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[2]	EUR1,180	1,442
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[2]	2,655	3,000
	HDFC Bank, Ltd. 8.10% 3/22/2025	INR60,000	719
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	USD1,000	879
	HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[2]	1,900	2,147
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	250	271
	Itau Unibanco Holding SA 4.50% 11/21/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.822% on 11/21/2024)[2]	1,686	1,665
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	9,900	9,243
	Kookmin Bank 5.375% 5/8/2027[1]	980	986
	Korea Exchange Bank 3.25% 3/30/2027[1]	870	829
	NongHyup Bank 4.875% 7/3/2028[1]	1,395	1,392
	Power Finance Corp., Ltd. 3.90% 9/16/2029	500	463
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,241
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	4,300	3,996
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	750	706
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,500	1,255
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	415	347
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	803
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	143
	XP Inc. 6.75% 7/2/2029[1]	2,490	2,474
			64,522

Utilities 2.61%
	Aegea Finance SARL 9.00% 1/20/2031[1]	1,845	1,920
	AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030)[1,2]	1,370	1,373
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	3,180	2,768
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030	2,451	2,133
	Alfa Desarrollo SpA 4.55% 9/27/2051	2,356	1,771
	Alfa Desarrollo SpA 4.55% 9/27/2051[1]	1,112	836
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[1]	735	764
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039	200	208
	Chile Electricity Lux MPC SARL 6.01% 1/20/2033[1]	2,605	2,640
	Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,300	1,318
	China Huaneng Group Co., Ltd., 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[2]	3,668	3,671
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	6,459	5,942
	Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP10,000,000	2,140
	Empresas Publicas de Medellin ESP 8.375% 11/8/2027	3,744,000	801
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	USD1,602	1,382
	Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	960	795

American Funds Emerging Markets Bond Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Enel Américas SA 4.00% 10/25/2026	USD215	$207
	Enel Chile SA 4.875% 6/12/2028	1,701	1,645
	Enfragen Energia Sur SA 5.375% 12/30/2030	6,644	5,550
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	510	486
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	200	191
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	2,150	2,143
	Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	7,990	8,050
	Greenko Dutch BV 3.85% 3/29/2026[1]	4,391	4,148
	Greenko Dutch BV 3.85% 3/29/2026	364	344
	Instituto Costarricense de Electricidad 6.75% 10/7/2031	570	571
	Interchile SA 4.50% 6/30/2056	260	219
	Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	1,375	1,296
	Light Servicos de Eletricidade SA 4.375% 6/18/2026[1,4]	1,500	732
	Light Servicos de Eletricidade SA 4.375% 6/18/2026[4]	700	342
	Minejesa Capital BV 4.625% 8/10/2030	1,209	1,162
	Minejesa Capital BV 5.625% 8/10/2037	200	181
	MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,675	2,787
	SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[2]	200	198
	SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[7]	459	455
	TNB Global Ventures Capital Bhd 3.244% 10/19/2026	200	191
			61,360

Materials 1.81%
	Alpek, SAB de CV 3.25% 2/25/2031[1]	1,285	1,085
	Aris Mining Corp. 6.875% 8/9/2026[1]	400	376
	Braskem Idesa SAPI 7.45% 11/15/2029	1,259	1,026
	Braskem Idesa SAPI 6.99% 2/20/2032[1]	3,030	2,301
	Braskem Idesa SAPI 6.99% 2/20/2032	1,970	1,496
	Braskem Netherlands Finance BV 4.50% 1/10/2028	1,564	1,425
	Braskem Netherlands Finance BV 4.50% 1/31/2030	236	200
	Braskem Netherlands Finance BV 8.50% 1/12/2031	1,900	1,942
	Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	1,005	1,027
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,250	1,179
	Braskem Netherlands Finance BV 7.25% 2/13/2033	410	387
	CAP SA 3.90% 4/27/2031	200	160
	CSN Inova Ventures 6.75% 1/28/2028	300	285
	CSN Resources SA 8.875% 12/5/2030	1,150	1,143
	CSN Resources SA 8.875% 12/5/2030[1]	1,100	1,094
	CSN Resources SA 5.875% 4/8/2032[1]	1,610	1,341
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	300	314
	First Quantum Minerals, Ltd. 8.625% 6/1/2031	250	250
	Fresnillo PLC 4.25% 10/2/2050[1]	2,160	1,592
	Fresnillo PLC 4.25% 10/2/2050	400	295
	GC Treasury Center Co., Ltd. 2.98% 3/18/2031[1]	375	318
	Gold Fields Orogen Holding (BVI), Ltd. 6.125% 5/15/2029	200	203
	POSCO 5.75% 1/17/2028[1]	200	203
	Sasol Financing USA, LLC 4.375% 9/18/2026	5,010	4,724
	Sasol Financing USA, LLC 8.75% 5/3/2029[5]	5,285	5,380
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	4,000	4,072
	Sasol Financing USA, LLC 5.50% 3/18/2031	5,350	4,516
	Stillwater Mining Co. 4.00% 11/16/2026[5]	3,300	3,020
	Stillwater Mining Co. 4.50% 11/16/2029[5]	1,540	1,255
			42,609

Consumer discretionary 1.06%
	Alibaba Group Holding, Ltd. 2.70% 2/9/2041	200	134
	Meituan 2.125% 10/28/2025	500	478
	Meituan 2.125% 10/28/2025[1]	200	191
	Meituan 3.05% 10/28/2030[1]	250	216
	Meituan 3.05% 10/28/2030	200	172
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025	1,200	1,176
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	850	833
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027	700	669
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027[1]	200	191
	Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	2,250	2,021

9	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Melco Resorts Finance, Ltd. 5.375% 12/4/2029	USD1,400	$1,257
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	7,055	7,007
	MercadoLibre, Inc. 3.125% 1/14/2031	1,142	969
	MGM China Holdings, Ltd. 4.75% 2/1/2027[1]	700	667
	MGM China Holdings, Ltd. 4.75% 2/1/2027	200	191
	Sands China, Ltd. 5.125% 8/8/2025	500	496
	Sands China, Ltd. 4.05% 1/8/2026	700	678
	Sands China, Ltd. 2.30% 3/8/2027	300	273
	Sands China, Ltd. 5.40% 8/8/2028	500	490
	Sands China, Ltd. 4.375% 6/18/2030	1,700	1,567
	Sands China, Ltd. 3.25% 8/8/2031	2,181	1,839
	Studio City Finance, Ltd. 6.50% 1/15/2028	200	190
	Studio City Finance, Ltd. 5.00% 1/15/2029	2,370	2,088
	Studio City Finance, Ltd. 5.00% 1/15/2029[1]	1,000	881
	Wynn Macau, Ltd. 5.50% 10/1/2027	200	191
			24,865

Industrials 1.04%
	Ambipar Lux SARL 9.875% 2/6/2031[1]	200	194
	Bidvest Group (UK) PLC 3.625% 9/23/2026	800	747
	BOC Aviation, Ltd. 3.00% 9/11/2029	1,560	1,402
	BOC Aviation, Ltd. 2.625% 9/17/2030	200	173
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[1]	200	200
	Embraer Netherlands Finance BV 7.00% 7/28/2030[1]	400	418
	Hidrovias International Finance SARL 4.95% 2/8/2031[1]	2,610	2,208
	Hidrovias International Finance SARL 4.95% 2/8/2031	800	677
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	229
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	3,010	3,010
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032	1,130	1,130
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	472	465
	Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[1]	848	777
	Mexico City Airport Trust 4.25% 10/31/2026	900	870
	Mexico City Airport Trust 5.50% 7/31/2047	1,000	832
	MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	400	394
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[1]	1,260	1,205
	Movida Europe SA 7.85% 4/11/2029[1]	1,885	1,775
	Movida Europe SA 7.85% 4/11/2029	1,030	970
	OCP SA 3.75% 6/23/2031	2,000	1,728
	OCP SA 6.75% 5/2/2034[1]	2,710	2,784
	Simpar Europe SA 5.20% 1/26/2031	200	165
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,900	1,576
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[1]	300	249
	TSMC Arizona Corp. 3.125% 10/25/2041	200	155
	TSMC Arizona Corp. 3.25% 10/25/2051	200	148
			24,481

Communication services 0.76%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN104,260	5,548
	América Móvil, SAB de CV 9.50% 1/27/2031	103,060	5,267
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD2,473	1,643
	PLDT, Inc. 2.50% 1/23/2031	200	168
	Tencent Holdings, Ltd. 2.39% 6/3/2030	500	430
	Tencent Holdings, Ltd. 3.925% 1/19/2038	200	168
	Tencent Holdings, Ltd. 3.68% 4/22/2041	400	311
	Tencent Holdings, Ltd. 3.24% 6/3/2050	2,760	1,809
	Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	900	590
	Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	1,896
	Tencent Holdings, Ltd. 3.29% 6/3/2060	200	124
			17,954

Consumer staples 0.69%
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,059	1,797
	Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	1,400	1,210
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	200	166
	InRetail Consumer 3.25% 3/22/2028[1]	2,730	2,470
	InRetail Consumer 3.25% 3/22/2028	535	484
	MARB BondCo PLC 3.95% 1/29/2031	2,140	1,780

American Funds Emerging Markets Bond Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	MARB BondCo PLC 3.95% 1/29/2031[1]	USD1,500	$1,248
	Minerva Luxembourg SA 4.375% 3/18/2031[1]	400	330
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	4,068	4,204
	Minerva Luxembourg SA 8.875% 9/13/2033	1,400	1,447
	Natura &Co Luxembourg Holdings SARL 4.125% 5/3/2028[1]	820	751
	NBM US Holdings, Inc. 7.00% 5/14/2026[5]	250	250
			16,137

Municipals 0.30%
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041	575	434
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[1]	1,140	842
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061	400	295
	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	2,907	2,947
	Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[1]	2,350	1,620
	Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	1,417	977
			7,115

Information technology 0.16%
	Lenovo Group, Ltd. 3.421% 11/2/2030	400	354
	Lenovo Group, Ltd. 6.536% 7/27/2032	200	209
	SK hynix, Inc. 1.50% 1/19/2026	600	563
	SK hynix, Inc. 6.375% 1/17/2028[1]	200	206
	SK hynix, Inc. 6.375% 1/17/2028	200	206
	SK hynix, Inc. 2.375% 1/19/2031[1]	400	330
	SK hynix, Inc. 6.50% 1/17/2033	1,050	1,107
	TSMC Global, Ltd. 1.75% 4/23/2028	200	178
	TSMC Global, Ltd. 1.375% 9/28/2030	200	162
	TSMC Global, Ltd. 2.25% 4/23/2031[1]	400	338
			3,653

Real estate 0.11%
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	725	611
	FibraSOMA 4.375% 7/22/2031[1]	1,430	1,145
	FibraSOMA 4.375% 7/22/2031	996	797
			2,553

Health care 0.10%
	Rede D’Or Finance SARL 4.95% 1/17/2028	205	195
	Rede D’Or Finance SARL 4.50% 1/22/2030	2,500	2,257
			2,452
	Total corporate bonds, notes & loans		371,703
U.S. Treasury bonds & notes 3.30%
U.S. Treasury 3.30%
	U.S. Treasury 4.50% 11/15/2025[8]	18,100	17,990
	U.S. Treasury 3.625% 5/31/2028	4,968	4,825
	U.S. Treasury 4.125% 7/31/2028	25,300	25,025
	U.S. Treasury 4.625% 9/30/2028[8]	13,100	13,211
	U.S. Treasury 3.375% 5/15/2033[8]	6,220	5,765
	U.S. Treasury 4.125% 8/15/2053[8]	11,600	10,808
	Total U.S. Treasury bonds & notes		77,624
Federal agency bonds & notes 0.28%
	Export-Import Bank of Thailand 5.354% 5/16/2029	3,500	3,517
	Korea Electric Power Corp. 4.00% 6/14/2027[1]	200	194
	Korea Gas Corp. 5.00% 7/8/2029[1]	2,427	2,424
	Korea National Oil Corp. 4.875% 4/3/2028[1]	200	199
	Korea National Oil Corp. 2.625% 4/18/2032	200	167
			6,501
	Total bonds, notes & other debt instruments (cost: $2,104,735,000)		2,051,967

11	American Funds Emerging Markets Bond Fund

Common stocks 0.06%		Shares	Value (000)
Energy 0.06%
FORESEA Holding SA, Class C, nonvoting shares[9]		55,880	$1,397
FORESEA Holding SA, Class B9		6,208	155
Total common stocks (cost: $1,540,000)			1,552
Short-term securities 10.97%
Money market investments 8.67%
Capital Group Central Cash Fund 5.37%[10,11]		2,039,159	203,916
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 2.30%
Egypt (Arab Republic of) 9/10/2024	23.551%	EGP87,125	1,734
Egypt (Arab Republic of) 9/17/2024	22.446	271,125	5,371
Egypt (Arab Republic of) 10/1/2024	21.977	202,700	3,978
Egypt (Arab Republic of) 3/11/2025	20.731	590,325	10,457
Egypt (Arab Republic of) 3/18/2025	21.559	878,375	15,495
Nigeria (Republic of) 2/11/2025	18.000	NGN622,770	357
Nigeria (Republic of) 2/20/2025	17.782	830,425	477
Nigeria (Republic of) 2/25/2025	19.680	8,566,400	4,908
Nigeria (Republic of) 3/6/2025	19.315	16,781,345	9,549
Nigeria (Republic of) 3/13/2025	17.900	1,107,235	627
Nigeria (Republic of) 3/27/2025	18.586	1,817,006	1,017
			53,970
Total short-term securities (cost: $258,447,000)			257,886
Total investment securities 98.32% (cost: $2,364,722,000)			2,311,405
Other assets less liabilities 1.68%			39,400
Net assets 100.00%			$2,350,805
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	569	10/3/2024	USD116,201	$239
5 Year Euro-Bobl Futures	Short	79	9/10/2024	(9,851)	(69)
5 Year U.S. Treasury Note Futures	Long	120	10/3/2024	12,789	61
10 Year Euro-Bund Futures	Short	127	9/10/2024	(17,902)	(219)
10 Year Ultra U.S. Treasury Note Futures	Long	158	9/30/2024	17,938	1
10 Year U.S. Treasury Note Futures	Long	22	9/30/2024	2,420	13
20 Year U.S. Treasury Bond Futures	Long	14	9/30/2024	1,656	19
30 Year Ultra U.S. Treasury Bond Futures	Long	94	9/30/2024	11,782	106
					$151
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,008	BRL	5,080	JPMorgan Chase	7/1/2024	$99
RON	5,793	USD	1,268	JPMorgan Chase	7/5/2024	(22)
USD	543	BRL	2,882	Citibank	7/8/2024	29
RON	2,920	USD	638	Standard Chartered Bank	7/8/2024	(10)

American Funds Emerging Markets Bond Fund	12

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
BRL	2,901	USD	538	Citibank	7/8/2024	$(19)
USD	3,811	EUR	3,500	JPMorgan Chase	7/9/2024	61
USD	1,085	EUR	996	Citibank	7/9/2024	17
USD	488	CNH	3,529	UBS AG	7/9/2024	4
USD	981	MXN	17,922	BNP Paribas	7/9/2024	3
THB	25,000	USD	680	Goldman Sachs	7/9/2024	1
USD	1,141	HUF	421,968	Goldman Sachs	7/9/2024	(2)
CNH	13,000	USD	1,785	HSBC Bank	7/9/2024	(3)
HUF	255,050	EUR	649	Goldman Sachs	7/9/2024	(4)
CNH	6,520	USD	901	UBS AG	7/9/2024	(7)
HUF	179,245	USD	504	Barclays Bank PLC	7/9/2024	(18)
HUF	345,475	USD	962	Goldman Sachs	7/9/2024	(26)
THB	245,420	USD	6,718	Citibank	7/9/2024	(34)
MXN	17,991	USD	1,054	JPMorgan Chase	7/9/2024	(73)
HUF	3,022,553	USD	8,297	Standard Chartered Bank	7/9/2024	(105)
USD	8,309	ILS	30,538	Citibank	7/10/2024	220
ZAR	20,968	USD	1,123	Morgan Stanley	7/10/2024	28
USD	779	CZK	17,599	JPMorgan Chase	7/10/2024	26
USD	1,655	EUR	1,520	JPMorgan Chase	7/10/2024	26
ZAR	10,260	USD	545	Citibank	7/10/2024	19
TRY	18,000	USD	537	Barclays Bank PLC	7/10/2024	7
USD	277	ZAR	5,178	Morgan Stanley	7/10/2024	(7)
USD	571	PLN	2,339	Goldman Sachs	7/10/2024	(10)
CZK	11,432	USD	502	JPMorgan Chase	7/10/2024	(13)
PLN	2,523	USD	641	Morgan Stanley	7/10/2024	(14)
CZK	50,190	USD	2,220	Standard Chartered Bank	7/10/2024	(74)
PLN	36,143	USD	9,133	BNP Paribas	7/10/2024	(156)
USD	12,446	EUR	11,500	Bank of New York Mellon	7/11/2024	122
USD	835	CZK	19,045	JPMorgan Chase	7/11/2024	21
TRY	48,357	USD	1,454	Morgan Stanley	7/11/2024	6
INR	200,000	USD	2,394	Citibank	7/11/2024	4
USD	23,616	MYR	110,779	JPMorgan Chase	7/12/2024	120
MYR	4,000	USD	850	HSBC Bank	7/12/2024	(2)
MYR	6,340	USD	1,352	Standard Chartered Bank	7/12/2024	(7)
USD	280	ZAR	5,225	JPMorgan Chase	7/12/2024	(7)
MXN	10,795	USD	613	JPMorgan Chase	7/12/2024	(24)
ZAR	69,930	USD	3,758	Goldman Sachs	7/15/2024	81
ZAR	4,000	USD	208	HSBC Bank	7/15/2024	12
USD	5,558	KRW	7,650,380	Citibank	7/15/2024	10
PLN	1,238	USD	306	Morgan Stanley	7/15/2024	2
CLP	360,317	USD	383	UBS AG	7/15/2024	— [12]
USD	2,196	ZAR	40,000	Citibank	7/15/2024	— [12]
USD	648	KRW	900,000	HSBC Bank	7/15/2024	(5)
PEN	2,631	USD	694	JPMorgan Chase	7/15/2024	(10)
USD	2,347	ZAR	43,000	Goldman Sachs	7/15/2024	(13)
CLP	477,496	USD	529	Standard Chartered Bank	7/15/2024	(22)
USD	801	ZAR	15,000	Barclays Bank PLC	7/15/2024	(23)
USD	845	ZAR	16,000	BNP Paribas	7/15/2024	(33)
BRL	3,604	USD	681	Citibank	7/15/2024	(37)
USD	346	HUF	127,230	JPMorgan Chase	7/17/2024	2
HUF	177,160	USD	482	JPMorgan Chase	7/17/2024	(2)
TRY	80,000	USD	2,205	BNP Paribas	7/18/2024	192
TRY	22,500	USD	628	BNP Paribas	7/18/2024	46
TRY	30,000	USD	888	HSBC Bank	7/18/2024	10
ZAR	8,435	USD	457	Morgan Stanley	7/18/2024	6
USD	817	HUF	305,320	Barclays Bank PLC	7/18/2024	(10)
USD	30,367	EUR	28,111	BNP Paribas	7/22/2024	227
USD	429	EUR	400	BNP Paribas	7/22/2024	— [12]
EUR	107	USD	116	BNP Paribas	7/22/2024	(1)
USD	7,354	ZAR	131,905	Goldman Sachs	7/24/2024	118
USD	6,230	ZAR	112,870	Bank of New York Mellon	7/24/2024	38
USD	1,156	ILS	4,303	BNP Paribas	7/24/2024	16

13	American Funds Emerging Markets Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	424	CZK	9,849	BNP Paribas	7/24/2024	$3
USD	1,625	EUR	1,513	Citibank	7/24/2024	3
USD	1,469	ZAR	26,730	JPMorgan Chase	7/24/2024	3
USD	3,880	ZAR	70,725	Citibank	7/24/2024	1
ZAR	19,000	USD	1,044	Goldman Sachs	7/24/2024	(2)
CZK	20,000	USD	860	BNP Paribas	7/24/2024	(5)
CZK	195,340	USD	8,416	BNP Paribas	7/24/2024	(60)
USD	633	JPY	100,000	JPMorgan Chase	7/25/2024	9
USD	389	BRL	2,150	HSBC Bank	7/25/2024	6
USD	493	CZK	11,455	Goldman Sachs	7/25/2024	3
EUR	509	USD	545	Morgan Stanley	7/25/2024	1
PLN	3,387	USD	840	Barclays Bank PLC	7/25/2024	1
RON	4,804	USD	1,032	JPMorgan Chase	7/25/2024	1
USD	1,286	EUR	1,200	JPMorgan Chase	7/25/2024	(1)
USD	394	PLN	1,593	JPMorgan Chase	7/25/2024	(1)
USD	640	THB	23,515	HSBC Bank	7/25/2024	(1)
USD	394	HUF	146,168	Morgan Stanley	7/25/2024	(2)
USD	26,740	EUR	24,995	Morgan Stanley	7/25/2024	(64)
USD	1,179	THB	43,443	HSBC Bank	7/26/2024	(6)
COP	3,477,807	USD	841	JPMorgan Chase	7/26/2024	(8)
COP	2,851,340	USD	694	JPMorgan Chase	7/26/2024	(11)
USD	2,154	BRL	11,765	JPMorgan Chase	7/30/2024	57
CLP	575,000	USD	609	BNP Paribas	7/30/2024	2
INR	194,000	USD	2,323	Standard Chartered Bank	7/30/2024	2
BRL	14	USD	2	JPMorgan Chase	7/30/2024	— [12]
COP	10,516	USD	3	Morgan Stanley	7/30/2024	— [12]
USD	1,390	IDR	22,752,809	Standard Chartered Bank	7/30/2024	(1)
USD	426	IDR	7,005,815	Citibank	7/30/2024	(2)
CLP	2,369,260	USD	2,535	Morgan Stanley	7/30/2024	(18)
USD	2,637	PEN	10,000	Barclays Bank PLC	8/13/2024	35
PEN	113	USD	30	Barclays Bank PLC	8/13/2024	— [12]
TRY	150,000	USD	3,692	Barclays Bank PLC	9/23/2024	484
TRY	71,600	USD	1,819	Barclays Bank PLC	9/23/2024	174
TRY	48,900	USD	1,265	BNP Paribas	9/23/2024	96
TRY	76,600	USD	2,119	Citibank	9/23/2024	13
USD	10,073	MXN	183,945	Citibank	9/27/2024	162
USD	2,630	MXN	48,945	Morgan Stanley	9/27/2024	(7)
USD	3,791	BRL	20,000	JPMorgan Chase	10/2/2024	253
BRL	10,000	USD	1,789	JPMorgan Chase	10/2/2024	(20)
BRL	10,000	USD	1,874	Morgan Stanley	10/2/2024	(104)
USD	2,029	ILS	7,450	Bank of America	10/18/2024	46
USD	1,261	ILS	4,600	Goldman Sachs	10/18/2024	36
USD	432	ILS	1,675	BNP Paribas	10/18/2024	(14)
						$1,844
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month PLN-WIBOR	Semi-annual	5.178%	Annual	12/1/2025	PLN12,000	$18	$—	$18
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	30	—	30
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	(19)	—	(19)
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026	MXN20,650	(81)	—	(81)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	13,000	(41)	—	(41)

American Funds Emerging Markets Bond Fund	14

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	MXN13,000	$(42)	$—	$(42)
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	19,700	(33)	—	(33)
8.875%	28-day	28-day MXN-TIIE	28-day	11/14/2028	115,000	(165)	—	(165)
8.84%	28-day	28-day MXN-TIIE	28-day	11/22/2028	25,800	(39)	—	(39)
9.6455%	28-day	28-day MXN-TIIE	28-day	4/25/2029	35,000	7	—	7
						$(365)	$—	$(365)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL15,000	$(64)	$—	$(64)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	10,441	(65)	—	(65)
							$(129)	$—	$(129)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 8.67%
Money market investments 8.67%
Capital Group Central Cash Fund 5.37% [10]	$61,865	$1,073,511	$931,548	$82	$6	$203,916	$2,375
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-6/26/2024	$5,328	$5,380	.23%
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/27/2024	3,009	3,020.13
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-5/23/2024	1,238	1,255.05
Kosmos Energy, Ltd. 7.125% 4/4/2026	7/20/2023-6/27/2024	2,396	2,459.10
Kosmos Energy, Ltd. 7.50% 3/1/2028	7/20/2023-6/27/2024	1,488	1,528.07
NBM US Holdings, Inc. 7.00% 5/14/2026	8/4/2021	252	250.01
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	200	201.01
Total		$13,911	$14,093	.60%

15	American Funds Emerging Markets Bond Fund

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,476,000, which represented
7.68% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $14,093,000, which represented .60% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,300,000, which represented .14% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Rate represents the seven-day yield at 6/30/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than one thousand.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won

KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	16

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $2,160,806)	$2,107,489
Affiliated issuers (cost: $203,916)	203,916	$2,311,405
Cash		29,345
Cash denominated in currencies other than U.S. dollars (cost: $448)		447
Unrealized appreciation on open forward currency contracts		2,964
Receivables for:
Sales of investments	1,040
Sales of fund’s shares	18,641
Dividends and interest	44,775
Variation margin on futures contracts	70
Variation margin on centrally cleared swap contracts	58	64,584
		2,408,745
Liabilities:
Unrealized depreciation on open forward currency contracts		1,120
Bilateral swaps, at value		129
Payables for:
Purchases of investments	51,214
Repurchases of fund’s shares	3,070
Dividends on fund’s shares	153
Investment advisory services	771
Services provided by related parties	203
Trustees’ deferred compensation	13
Variation margin on futures contracts	285
Variation margin on centrally cleared swap contracts	34
Other	948	56,691
Commitments and contingencies*
Net assets at June 30, 2024		$2,350,805
Net assets consist of:
Capital paid in on shares of beneficial interest		$2,651,693
Total distributable earnings (accumulated loss)		(300,888)
Net assets at June 30, 2024		$2,350,805
*
Refer to Note 7 for further information on expense recoupment.
Refer to the notes to financial statements.

17	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (305,083 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$300,926	39,055	$7.71
Class C	15,758	2,045	7.71
Class T	8	1	7.71
Class F-1	15,572	2,021	7.71
Class F-2	352,544	45,754	7.71
Class F-3	458,155	59,458	7.71
Class 529-A	9,241	1,199	7.71
Class 529-C	359	47	7.70
Class 529-E	561	73	7.71
Class 529-T	12	2	7.71
Class 529-F-1	10	1	7.71
Class 529-F-2	6,261	813	7.71
Class 529-F-3	10	1	7.71
Class R-1	187	24	7.71
Class R-2	1,718	223	7.71
Class R-2E	27	4	7.70
Class R-3	2,027	263	7.71
Class R-4	1,178	153	7.71
Class R-5E	963	125	7.71
Class R-5	812	105	7.71
Class R-6	1,184,476	153,716	7.71

Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	18

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $575)	$55,786
Dividends from affiliated issuers	2,375	$58,161
Fees and expenses*:
Investment advisory services	3,433
Distribution services	496
Transfer agent services	398
Administrative services	225
529 plan services	5
Reports to shareholders	32
Registration statement and prospectus	197
Trustees’ compensation	3
Auditing and legal	121
Custodian	103
Other	21
Total fees and expenses before reimbursement	5,034
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	31
Total fees and expenses after reimbursement		5,003
Net investment income		53,158
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $30):
Unaffiliated issuers	(6,916)
Affiliated issuers	82
Futures contracts	(1,032)
Forward currency contracts	762
Swap contracts	(14)
Currency transactions	(531)	(7,649)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $17):
Unaffiliated issuers	(53,016)
Affiliated issuers	6
Futures contracts	(1,152)
Forward currency contracts	2,768
Swap contracts	(461)
Currency translations	(699)	(52,554)
Net realized gain (loss) and unrealized appreciation (depreciation)		(60,203)
Net increase (decrease) in net assets resulting from operations		$(7,045)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

19	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$53,158	$65,043
Net realized gain (loss)	(7,649)	(74,749)
Net unrealized appreciation (depreciation)	(52,554)	134,565
Net increase (decrease) in net assets resulting from operations	(7,045)	124,859
Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(53,863)	(49,011)
Return of capital	—	(18,869)
Total distributions paid or accrued and return of capital paid to shareholders	(53,863)	(67,880)
Net capital share transactions	1,312,691	169,954
Total increase (decrease) in net assets	1,251,783	226,933
Net assets:
Beginning of period	1,099,022	872,089
End of period	$2,350,805	$1,099,022
*
Unaudited.
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	20

Notes to financial statementsunaudited
1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

21	American Funds Emerging Markets Bond Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American Funds Emerging Markets Bond Fund	22

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$1,596,139	$—	$1,596,139
Corporate bonds, notes & loans	—	371,502	201	371,703
U.S. Treasury bonds & notes	—	77,624	—	77,624
Federal agency bonds & notes	—	6,501	—	6,501
Common stocks	—	1,552	—	1,552
Short-term securities	203,916	53,970	—	257,886
Total	$203,916	$2,107,288	$201	$2,311,405

23	American Funds Emerging Markets Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$439	$—	$—	$439
Unrealized appreciation on open forward currency contracts	—	2,964	—	2,964
Unrealized appreciation on centrally cleared interest rate swaps	—	55	—	55
Liabilities:
Unrealized depreciation on futures contracts	(288)	—	—	(288)
Unrealized depreciation on open forward currency contracts	—	(1,120)	—	(1,120)
Unrealized depreciation on centrally cleared interest rate swaps	—	(420)	—	(420)
Unrealized depreciation on bilateral interest rate swaps	—	(129)	—	(129)
Total	$151	$1,350	$—	$1,501
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Emerging Markets Bond Fund	24

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

25	American Funds Emerging Markets Bond Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $159,016,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s

American Funds Emerging Markets Bond Fund	26

exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $214,463,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $25,643,000.

27	American Funds Emerging Markets Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$439	Unrealized depreciation*	$288
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,964	Unrealized depreciation on open forward currency contracts	1,120
Swap (centrally cleared)	Interest	Unrealized appreciation*	55	Unrealized depreciation*	420
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	129
			$3,458		$1,957

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,032)	Net unrealized appreciation (depreciation) on futures contracts	$(1,152)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	762	Net unrealized appreciation (depreciation) on forward currency contracts	2,768
Swap	Interest	Net realized gain (loss) on swap contracts	(14)	Net unrealized appreciation (depreciation) on swap contracts	(461)
			$(284)		$1,155
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and interest rate swaps. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

American Funds Emerging Markets Bond Fund	28

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$46	$ —	$ —	$ —	$46
Bank of New York Mellon	160	—	(160)	—	—
Barclays Bank PLC	701	(51)	—	(650)	—
BNP Paribas	585	(269)	—	(270)	46
Citibank	478	(92)	—	(386)	—
Goldman Sachs	239	(186)	—	—	53
HSBC Bank	28	(17)	—	—	11
JPMorgan Chase	678	(192)	—	(425)	61
Morgan Stanley	43	(43)	—	—	—
Standard Chartered Bank	2	(2)	—	—	—
UBS AG	4	(4)	—	—	—
Total	$2,964	$ (856)	$ (160)	$ (1,731)	$217
Liabilities:
Barclays Bank PLC	$51	$ (51)	$ —	$ —	$ —
BNP Paribas	269	(269)	—	—	—
Citibank	92	(92)	—	—	—
Goldman Sachs	186	(186)	—	—	—
HSBC Bank	17	(17)	—	—	—
JPMorgan Chase	192	(192)	—	—	—
Morgan Stanley	216	(43)	(173)	—	—
Standard Chartered Bank	219	(2)	—	—	217
UBS AG	7	(4)	—	—	3
Total	$1,249	$ (856)	$ (173)	$ —	$220
*
Collateral is shown on a settlement basis.

29	American Funds Emerging Markets Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$191
Distributions in excess of ordinary income	18,869
Late year ordinary loss deferral[1]	(6,250)
Capital loss carryforward[2]	(224,983)
1
This deferral is considered incurred in the subsequent year.
2
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$29,144
Gross unrealized depreciation on investments	(82,232)
Net unrealized appreciation (depreciation) on investments	(53,088)
Cost of investments	2,365,993

American Funds Emerging Markets Bond Fund	30

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income[3]	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Return of capital	Total distributions paid or accrued
Class A	$10,336	$—	$10,336	$14,077	$5,420	$19,497
Class C	501	—	501	733	282	1,015
Class T	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class F-1	584	—	584	679	262	941
Class F-2	9,286	—	9,286	10,453	4,024	14,477
Class F-3	14,403	—	14,403	16,019	6,168	22,187
Class 529-A	307	—	307	405	156	561
Class 529-C	12	—	12	21	8	29
Class 529-E	19	—	19	27	10	37
Class 529-T	— [4]	—	— [4]	1	— [4]	1
Class 529-F-1	— [4]	—	— [4]	1	— [4]	1
Class 529-F-2	237	—	237	327	126	453
Class 529-F-3	— [4]	—	— [4]	1	— [4]	1
Class R-1	6	—	6	8	3	11
Class R-2	52	—	52	70	27	97
Class R-2E	2	—	2	5	2	7
Class R-3	75	—	75	85	33	118
Class R-4	36	—	36	37	14	51
Class R-5E	33	—	33	44	17	61
Class R-5	29	—	29	44	17	61
Class R-6	17,945	—	17,945	5,974	2,300	8,274
Total	$53,863	$—	$53,863	$49,011	$18,869	$67,880
3
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2024.
4
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.457% on the first $15 billion of daily net assets and decreasing to 0.428% on such assets in excess of $15 billion. For the six months ended June 30, 2024, the investment advisory services fees were $3,433,000, which were equivalent to an annualized rate of 0.457% of average daily net assets.

31	American Funds Emerging Markets Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

American Funds Emerging Markets Bond Fund	32

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $5,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.
For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$364	$212	$45	Not applicable
Class C	82	12	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	21	12	3	Not applicable
Class F-2	Not applicable	142	39	Not applicable
Class F-3	Not applicable	3	60	Not applicable
Class 529-A	11	6	1	$3
Class 529-C	2	— *	— *	— *
Class 529-E	2	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	2	1	2
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	6	2	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	6	2	— *	Not applicable
Class R-4	1	1	— *	Not applicable
Class R-5E	Not applicable	1	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	3	73	Not applicable

Total class-specific expenses	$496	$398	$225	$5
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended June 30, 2024, total fees and expenses reimbursed by CRMC were $31,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $3,000 in the fund’s statement of operations reflects $2,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

33	American Funds Emerging Markets Bond Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2024.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$29,169	3,718	$9,591	1,227	$(31,686)	(4,042)	$7,074	903
Class C	958	122	494	63	(2,253)	(287)	(801)	(102)
Class T	—	—	—	—	—	—	—	—
Class F-1	16,358	2,094	579	74	(17,169)	(2,201)	(232)	(33)
Class F-2	161,479	20,610	9,227	1,182	(45,987)	(5,862)	124,719	15,930
Class F-3	144,580	18,508	13,948	1,785	(62,877)	(8,048)	95,651	12,245
Class 529-A	1,219	155	306	39	(810)	(103)	715	91
Class 529-C	49	6	12	2	(143)	(18)	(82)	(10)
Class 529-E	12	2	18	2	(21)	(3)	9	1
Class 529-T	—	—	— †	1	—	—	— †	1
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	603	76	233	30	(1,303)	(167)	(467)	(61)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	4	— †	5	1	(8)	(1)	1	— †
Class R-2	263	34	51	6	(187)	(24)	127	16
Class R-2E	— †	— †	1	— †	(100)	(12)	(99)	(12)
Class R-3	483	61	74	10	(471)	(61)	86	10
Class R-4	453	57	36	5	(124)	(16)	365	46
Class R-5E	101	13	32	4	(107)	(14)	26	3
Class R-5	9	1	29	4	(89)	(12)	(51)	(7)
Class R-6	1,076,364	138,151	18,008	2,313	(8,722)	(1,111)	1,085,650	139,353
Total net increase (decrease)	$1,432,104	183,608	$52,644	6,748	$(172,057)	(21,982)	$1,312,691	168,374
Refer to the end of the table for footnotes.

American Funds Emerging Markets Bond Fund	34

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$56,110	7,247	$18,136	2,352	$(54,057)	(7,041)	$20,189	2,558
Class C	3,266	422	1,003	130	(4,370)	(568)	(101)	(16)
Class T	—	—	—	—	—	—	—	—
Class F-1	31,555	4,037	930	120	(28,308)	(3,647)	4,177	510
Class F-2	110,369	14,288	14,400	1,866	(65,717)	(8,557)	59,052	7,597
Class F-3	151,653	19,720	21,368	2,770	(61,180)	(7,985)	111,841	14,505
Class 529-A	2,009	259	558	72	(1,823)	(236)	744	95
Class 529-C	193	25	29	4	(329)	(43)	(107)	(14)
Class 529-E	111	15	37	5	(113)	(15)	35	5
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	1,495	193	451	59	(1,245)	(160)	701	92
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	20	3	10	1	(17)	(2)	13	2
Class R-2	513	67	96	12	(586)	(75)	23	4
Class R-2E	13	1	6	1	(9)	(1)	10	1
Class R-3	518	67	117	15	(326)	(43)	309	39
Class R-4	159	21	51	7	(151)	(20)	59	8
Class R-5E	359	47	59	8	(184)	(24)	234	31
Class R-5	99	13	60	8	(140)	(18)	19	3
Class R-6	5,938	770	8,274	1,073	(41,459)	(5,472)	(27,247)	(3,629)
Total net increase (decrease)	$364,380	47,195	$65,588	8,503	$(260,014)	(33,907)	$169,954	21,791
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,390,161,000 and $305,421,000, respectively, during the six months ended June 30, 2024.

35	American Funds Emerging Markets Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
06/30/2024[5,6]	$8.04	$.26	$(.32 )	$(.06 )	$(.27 )	$—	$—	$(.27 )	$7.71	(.77 )%[7]	$301	.93%[8]	.93%[8]	6.78%[8]
12/31/2023	7.59	.50	.48	.98	(.38 )	—	(.15 )	(.53 )	8.04	13.39	307.97		.97	6.54
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	—	(.09 )	(.56 )	7.59	(12.30)	270.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	—	(.07 )	(.45 )	9.30	(3.98)	375	1.06	1.06	4.70
12/31/2020	9.94	.50	.21	.71	(.16 )	—	(.34 )	(.50 )	10.15	7.62	372	1.09	1.06	5.24
12/31/2019	9.35	.63	.62	1.25	(.36 )	(.03 )	(.27 )	(.66 )	9.94	13.69	387	1.03	1.00	6.44
Class C:
06/30/2024[5,6]	8.04	.23	(.32 )	(.09 )	(.24 )	—	—	(.24 )	7.71	(1.14)[7]	16	1.69 [8]	1.69 [8]	6.01 [8]
12/31/2023	7.59	.44	.48	.92	(.34 )	—	(.13 )	(.47 )	8.04	12.57	17	1.70	1.70	5.81
12/31/2022	9.30	.44	(1.65)	(1.21)	(.42 )	—	(.08 )	(.50 )	7.59	(12.96)	16	1.74	1.73	5.60
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	—	(.06 )	(.38 )	9.30	(4.66)	24	1.76	1.76	3.99
12/31/2020	9.94	.43	.21	.64	(.14 )	—	(.29 )	(.43 )	10.15	6.87	28	1.79	1.77	4.54
12/31/2019	9.35	.56	.62	1.18	(.32 )	(.03 )	(.24 )	(.59 )	9.94	12.82	28	1.79	1.77	5.67
Class T:
06/30/2024[5,6]	8.04	.27	(.32 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.64 )[7,9]	— [10]	.69 [8,9]	.69 [8,9]	7.03 [8,9]
12/31/2023	7.59	.52	.48	1.00	(.40 )	—	(.15 )	(.55 )	8.04	13.76 [9]	— [10]	.67 [9]	.67 [9]	6.86 [9]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	—	(.09 )	(.57 )	7.59	(12.09)[9]	— [10]	.74 [9]	.73 [9]	6.61 [9]
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	—	(.08 )	(.48 )	9.30	(3.70)[9]	— [10]	.75 [9]	.75 [9]	4.98 [9]
12/31/2020	9.94	.53	.21	.74	(.17 )	—	(.36 )	(.53 )	10.15	7.95 [9]	— [10]	.79 [9]	.77 [9]	5.57 [9]
12/31/2019	9.35	.65	.62	1.27	(.37 )	(.03 )	(.28 )	(.68 )	9.94	13.96 [9]	— [10]	.80 [9]	.78 [9]	6.67 [9]
Class F-1:
06/30/2024[5,6]	8.04	.26	(.32 )	(.06 )	(.27 )	—	—	(.27 )	7.71	(.78 )[7]	16	.94 [8]	.94 [8]	6.77 [8]
12/31/2023	7.59	.50	.48	.98	(.38 )	—	(.15 )	(.53 )	8.04	13.43	17.94		.94	6.55
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	—	(.09 )	(.56 )	7.59	(12.30)	12.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	—	(.07 )	(.45 )	9.30	(3.95)	12	1.03	1.03	4.72
12/31/2020	9.94	.50	.21	.71	(.16 )	—	(.34 )	(.50 )	10.15	7.65	14	1.06	1.04	5.29
12/31/2019	9.35	.63	.62	1.25	(.36 )	(.03 )	(.27 )	(.66 )	9.94	13.64	13	1.07	1.04	6.41
Class F-2:
06/30/2024[5,6]	8.04	.28	(.33 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.64 )[7]	353	.66 [8]	.65 [8]	7.07 [8]
12/31/2023	7.59	.52	.48	1.00	(.40 )	—	(.15 )	(.55 )	8.04	13.75	240.65		.65	6.84
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	—	(.09 )	(.57 )	7.59	(12.10)	169.75		.74	6.50
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	—	(.08 )	(.48 )	9.30	(3.69)	604.75		.75	5.01
12/31/2020	9.94	.53	.21	.74	(.17 )	—	(.36 )	(.53 )	10.15	7.95	513.77		.74	5.35
12/31/2019	9.35	.65	.62	1.27	(.37 )	(.03 )	(.28 )	(.68 )	9.94	13.94	214.80		.78	6.67
Class F-3:
06/30/2024[5,6]	8.04	.28	(.33 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.59 )[7]	458	.55 [8]	.55 [8]	7.16 [8]
12/31/2023	7.59	.53	.48	1.01	(.40 )	—	(.16 )	(.56 )	8.04	13.86	380.55		.55	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	—	(.10 )	(.59 )	7.59	(11.95)	248.59		.58	6.78
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	—	(.08 )	(.49 )	9.30	(3.58)	237.65		.65	5.13
12/31/2020	9.94	.53	.21	.74	(.17 )	—	(.36 )	(.53 )	10.15	8.06	152.71		.66	5.61
12/31/2019	9.35	.66	.62	1.28	(.38 )	(.03 )	(.28 )	(.69 )	9.94	14.05	112.74		.67	6.76
Class 529-A:
06/30/2024[5,6]	8.04	.26	(.32 )	(.06 )	(.27 )	—	—	(.27 )	7.71	(.79 )[7]	9	.96 [8]	.96 [8]	6.75 [8]
12/31/2023	7.59	.50	.48	.98	(.38 )	—	(.15 )	(.53 )	8.04	13.39	9.97		.97	6.53
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	—	(.09 )	(.56 )	7.59	(12.32)	8	1.01	1.00	6.35
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	—	(.07 )	(.45 )	9.30	(3.97)	10	1.05	1.05	4.71
12/31/2020	9.94	.50	.21	.71	(.16 )	—	(.34 )	(.50 )	10.15	7.65	9	1.06	1.04	5.26
12/31/2019	9.35	.63	.62	1.25	(.36 )	(.03 )	(.27 )	(.66 )	9.94	13.63	8	1.08	1.05	6.39
Refer to the end of the table for footnotes.

American Funds Emerging Markets Bond Fund	36

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
06/30/2024[5,6]	$8.04	$.23	$(.33 )	$(.10 )	$(.24 )	$—	$—	$(.24 )	$7.70	(1.16)%[7]	$— [10]	1.73%[8]	1.72%[8]	5.96%[8]
12/31/2023	7.59	.44	.48	.92	(.34 )	—	(.13 )	(.47 )	8.04	12.51	— [10]	1.75	1.75	5.76
12/31/2022	9.30	.43	(1.65)	(1.22)	(.41 )	—	(.08 )	(.49 )	7.59	(13.00)	1	1.79	1.78	5.56
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	—	(.06 )	(.38 )	9.30	(4.70)	1	1.80	1.80	3.94
12/31/2020	9.94	.42	.22	.64	(.14 )	—	(.29 )	(.43 )	10.15	6.82	1	1.84	1.81	4.57
12/31/2019	9.35	.55	.62	1.17	(.31 )	(.03 )	(.24 )	(.58 )	9.94	12.79	1	1.82	1.80	5.65
Class 529-E:
06/30/2024[5,6]	8.04	.26	(.33 )	(.07 )	(.26 )	—	—	(.26 )	7.71	(.89 )[7]	1	1.17 [8]	1.17 [8]	6.53 [8]
12/31/2023	7.59	.48	.48	.96	(.37 )	—	(.14 )	(.51 )	8.04	13.16	1	1.18	1.18	6.33
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	—	(.09 )	(.54 )	7.59	(12.50)	— [10]	1.21	1.20	6.14
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	—	(.07 )	(.43 )	9.30	(4.17)	1	1.25	1.25	4.50
12/31/2020	9.94	.48	.20	.68	(.15 )	—	(.32 )	(.47 )	10.15	7.41	1	1.29	1.27	5.09
12/31/2019	9.35	.60	.62	1.22	(.34 )	(.03 )	(.26 )	(.63 )	9.94	13.40	1	1.28	1.26	6.18
Class 529-T:
06/30/2024[5,6]	8.04	.27	(.32 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.67 )[7,9]	— [10]	.74 [8,9]	.74 [8,9]	6.96 [8,9]
12/31/2023	7.59	.51	.48	.99	(.39 )	—	(.15 )	(.54 )	8.04	13.61 [9]	— [10]	.75 [9]	.75 [9]	6.73 [9]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	—	(.09 )	(.57 )	7.59	(12.16)[9]	— [10]	.79 [9]	.78 [9]	6.55 [9]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	—	(.07 )	(.47 )	9.30	(3.75)[9]	— [10]	.81 [9]	.81 [9]	4.92 [9]
12/31/2020	9.94	.52	.21	.73	(.17 )	—	(.35 )	(.52 )	10.15	7.89 [9]	— [10]	.84 [9]	.81 [9]	5.49 [9]
12/31/2019	9.35	.65	.62	1.27	(.37 )	(.03 )	(.28 )	(.68 )	9.94	13.87 [9]	— [10]	.85 [9]	.83 [9]	6.61 [9]
Class 529-F-1:
06/30/2024[5,6]	8.04	.27	(.33 )	(.06 )	(.27 )	—	—	(.27 )	7.71	(.69 )[7,9]	— [10]	.77 [8,9]	.77 [8,9]	6.94 [8,9]
12/31/2023	7.59	.51	.48	.99	(.39 )	—	(.15 )	(.54 )	8.04	13.61 [9]	— [10]	.76 [9]	.76 [9]	6.72 [9]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	—	(.09 )	(.57 )	7.59	(12.14)[9]	— [10]	.79 [9]	.78 [9]	6.55 [9]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	—	(.07 )	(.47 )	9.30	(3.78)[9]	— [10]	.84 [9]	.84 [9]	4.89 [9]
12/31/2020	9.94	.52	.21	.73	(.17 )	—	(.35 )	(.52 )	10.15	7.89 [9]	— [10]	.84 [9]	.84 [9]	5.61 [9]
12/31/2019	9.35	.65	.62	1.27	(.37 )	(.03 )	(.28 )	(.68 )	9.94	13.88	4.84		.82	6.60
Class 529-F-2:
06/30/2024[5,6]	8.04	.27	(.32 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.65 )[7]	6	.68 [8]	.67 [8]	7.02 [8]
12/31/2023	7.59	.52	.48	1.00	(.40 )	—	(.15 )	(.55 )	8.04	13.74	7.66		.66	6.83
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	—	(.09 )	(.58 )	7.59	(12.05)	6.71		.69	6.68
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	—	(.08 )	(.48 )	9.30	(3.71)	6.77		.77	4.99
12/31/2020[5,11]	9.39	.08	.76	.84	(.03 )	—	(.05 )	(.08 )	10.15	8.95 [7]	5	.14 [7]	.11 [7]	.82 [7]
Class 529-F-3:
06/30/2024[5,6]	8.04	.28	(.33 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.62 )[7]	— [10]	.62 [8]	.62 [8]	7.08 [8]
12/31/2023	7.59	.52	.48	1.00	(.40 )	—	(.15 )	(.55 )	8.04	13.76	— [10]	.63	.63	6.85
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	—	(.09 )	(.58 )	7.59	(12.02)	— [10]	.64	.63	6.68
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	—	(.08 )	(.49 )	9.30	(3.66)	— [10]	.73	.71	5.02
12/31/2020[5,11]	9.39	.08	.77	.85	(.03 )	—	(.06 )	(.09 )	10.15	8.97 [7]	— [10]	.16 [7]	.10 [7]	.84 [7]
Class R-1:
06/30/2024[5,6]	8.04	.24	(.33 )	(.09 )	(.24 )	—	—	(.24 )	7.71	(1.07)[7,9]	— [10]	1.54 [8,9]	1.54 [8,9]	6.17 [8,9]
12/31/2023	7.59	.45	.48	.93	(.35 )	—	(.13 )	(.48 )	8.04	12.75 [9]	— [10]	1.54 [9]	1.54 [9]	5.96 [9]
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	—	(.08 )	(.51 )	7.59	(12.80)[9]	— [10]	1.57 [9]	1.55 [9]	5.85 [9]
12/31/2021	10.15	.40	(.85 )	(.45 )	(.34 )	—	(.06 )	(.40 )	9.30	(4.42)[9]	— [10]	1.54 [9]	1.52 [9]	4.26 [9]
12/31/2020	9.94	.45	.20	.65	(.14 )	—	(.30 )	(.44 )	10.15	7.08 [9]	— [10]	1.62 [9]	1.57 [9]	4.73 [9]
12/31/2019	9.35	.58	.62	1.20	(.33 )	(.03 )	(.25 )	(.61 )	9.94	13.11 [9]	— [10]	1.56 [9]	1.52 [9]	5.94 [9]
Refer to the end of the table for footnotes.

37	American Funds Emerging Markets Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
06/30/2024[5,6]	$8.04	$.24	$(.33 )	$(.09 )	$(.24 )	$—	$—	$(.24 )	$7.71	(1.07)%[7]	$2	1.54%[8]	1.53%[8]	6.18%[8]
12/31/2023	7.59	.45	.48	.93	(.35 )	—	(.13 )	(.48 )	8.04	12.72	2	1.57	1.56	5.95
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	—	(.08 )	(.51 )	7.59	(12.84)	1	1.61	1.60	5.76
12/31/2021	10.15	.39	(.85 )	(.46 )	(.33 )	—	(.06 )	(.39 )	9.30	(4.55)	2	1.65	1.65	4.11
12/31/2020	9.94	.43	.22	.65	(.14 )	—	(.30 )	(.44 )	10.15	6.93	2	1.73	1.70	4.54
12/31/2019	9.35	.56	.62	1.18	(.32 )	(.03 )	(.24 )	(.59 )	9.94	12.90	1	1.73	1.70	5.74
Class R-2E:
06/30/2024[5,6]	8.04	.26	(.34 )	(.08 )	(.26 )	—	—	(.26 )	7.70	(.83 )[7,9]	— [10]	1.14 [8,9]	1.13 [8,9]	6.44 [8,9]
12/31/2023	7.59	.48	.48	.96	(.37 )	—	(.14 )	(.51 )	8.04	13.10 [9]	— [10]	1.23 [9]	1.23 [9]	6.27 [9]
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	—	(.09 )	(.54 )	7.59	(12.54)[9]	— [10]	1.26 [9]	1.25 [9]	6.13 [9]
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	—	(.07 )	(.45 )	9.30	(4.01)[9]	— [10]	1.21 [9]	1.20 [9]	4.62 [9]
12/31/2020	9.94	.49	.21	.70	(.16 )	—	(.33 )	(.49 )	10.15	7.56 [9]	— [10]	1.46 [9]	1.39 [9]	5.12 [9]
12/31/2019	9.35	.58	.62	1.20	(.33 )	(.03 )	(.25 )	(.61 )	9.94	13.20	1	1.46	1.43	6.02
Class R-3:
06/30/2024[5,6]	8.04	.25	(.32 )	(.07 )	(.26 )	—	—	(.26 )	7.71	(.90 )[7]	2	1.20 [8]	1.19 [8]	6.51 [8]
12/31/2023	7.59	.48	.48	.96	(.37 )	—	(.14 )	(.51 )	8.04	13.13	2	1.20	1.20	6.29
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	—	(.09 )	(.54 )	7.59	(12.52)	2	1.24	1.23	6.11
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	—	(.07 )	(.43 )	9.30	(4.19)	2	1.28	1.28	4.47
12/31/2020	9.94	.47	.21	.68	(.15 )	—	(.32 )	(.47 )	10.15	7.38	2	1.31	1.29	5.02
12/31/2019	9.35	.60	.62	1.22	(.34 )	(.03 )	(.26 )	(.63 )	9.94	13.37	2	1.30	1.28	6.15
Class R-4:
06/30/2024[5,6]	8.04	.27	(.33 )	(.06 )	(.27 )	—	—	(.27 )	7.71	(.75 )[7]	1	.89 [8]	.89 [8]	6.86 [8]
12/31/2023	7.59	.50	.48	.98	(.38 )	—	(.15 )	(.53 )	8.04	13.47	1.90		.90	6.59
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	—	(.09 )	(.56 )	7.59	(12.27)	1.95		.95	6.37
12/31/2021	10.15	.46	(.85 )	(.39 )	(.39 )	—	(.07 )	(.46 )	9.30	(3.91)	1.99		.99	4.78
12/31/2020	9.94	.50	.21	.71	(.16 )	—	(.34 )	(.50 )	10.15	7.69	1	1.02	1.00	5.35
12/31/2019	9.35	.63	.62	1.25	(.36 )	(.03 )	(.27 )	(.66 )	9.94	13.67	1	1.04	1.02	6.44
Class R-5E:
06/30/2024[5,6]	8.04	.27	(.32 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.65 )[7]	1	.68 [8]	.68 [8]	7.02 [8]
12/31/2023	7.59	.52	.48	1.00	(.40 )	—	(.15 )	(.55 )	8.04	13.73	1.67		.67	6.82
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	—	(.09 )	(.57 )	7.59	(12.08)	1.74		.73	6.67
12/31/2021	10.15	.51	(.85 )	(.34 )	(.43 )	—	(.08 )	(.51 )	9.30	(3.40)	1.44		.44	5.32
12/31/2020	9.94	.55	.21	.76	(.18 )	—	(.37 )	(.55 )	10.15	8.23	1.49		.47	5.82
12/31/2019	9.35	.65	.62	1.27	(.37 )	(.03 )	(.28 )	(.68 )	9.94	14.05	— [10]	.77	.75	6.81
Class R-5:
06/30/2024[5,6]	8.04	.28	(.33 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.60 )[7]	1	.59 [8]	.58 [8]	7.12 [8]
12/31/2023	7.59	.53	.47	1.00	(.40 )	—	(.15 )	(.55 )	8.04	13.83	1.58		.58	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	—	(.10 )	(.59 )	7.59	(11.98)	1.63		.62	6.73
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	—	(.08 )	(.49 )	9.30	(3.61)	1.67		.67	5.09
12/31/2020	9.94	.53	.21	.74	(.17 )	—	(.36 )	(.53 )	10.15	8.01	1.73		.70	5.59
12/31/2019	9.35	.66	.62	1.28	(.38 )	(.03 )	(.28 )	(.69 )	9.94	14.01	1.74		.71	6.73
Class R-6:
06/30/2024[5,6]	8.04	.28	(.33 )	(.05 )	(.28 )	—	—	(.28 )	7.71	(.59 )[7]	1,184	.55 [8]	.55 [8]	7.26 [8]
12/31/2023	7.59	.53	.48	1.01	(.40 )	—	(.16 )	(.56 )	8.04	13.86	115.55		.55	6.96
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	—	(.10 )	(.59 )	7.59	(11.95)	136.60		.59	6.74
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	—	(.08 )	(.49 )	9.30	(3.58)	194.64		.64	5.12
12/31/2020	9.94	.54	.20	.74	(.17 )	—	(.36 )	(.53 )	10.15	8.07	167.67		.65	5.67
12/31/2019	9.35	.66	.62	1.28	(.38 )	(.03 )	(.28 )	(.69 )	9.94	14.07	173.68		.66	6.80
Refer to the end of the table for footnotes.

American Funds Emerging Markets Bond Fund	38

Financial highlights (continued)

	Six months ended June 30, 2024[5,6,7]	Year ended December 31,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	22%	56%	63%	52%	70%	54%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

39	American Funds Emerging Markets Bond Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

American Funds Emerging Markets Bond Fund	40

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

41	American Funds Emerging Markets Bond Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Emerging Markets Bond Fund	42

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Emerging Markets Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: August 30, 2024